UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     34
Form 13F Information Table Value Total:     $18,948




List of Other Included Managers:



No.   13F File Number        Name


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                                                  C>
                                                 MKT VALTOTAL #      PUT/CALL  INVSTMT   OTHER
NAME OF ISSUER                    CLASS CUSIP NO (x$1000OF SHARES  SH          DSCRETN  MANAGERS

AON CORP                          COM   037389103    765     16,747SH         DEFINED           0
AT&T INC                          COM   00206R102    501     17,575SH         DEFINED           0
BANK OF AMERICA CORP              COM   060505104    189     13,435SH         DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108    876     37,665SH         DEFINED           0
CADBURY PLC SPONSORED ADR         COM   12721E102    442     12,405SH         DEFINED           0
DELL INC                          COM   24702R101    420     40,980SH         DEFINED           0
DOW CHEMICAL CO                   COM   260543103    168     11,125SH         DEFINED           0
DTE ENERGY CO                     COM   233331107    736     20,645SH         DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104    751     20,500SH         DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103    702     43,360SH         DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106    270      8,233SH         DEFINED           0
INTEL CORPORATION                 COM   458140100    715     48,745SH         DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101    596      7,085SH         DEFINED           0
JOHNSON & JOHNSON                 COM   478160104    981     16,390SH         DEFINED           0
JPMORGAN CHASE & CO               COM   46625H100    214      6,778SH         DEFINED           0
KIMBERLY CLARK                    COM   494368103    693     13,140SH         DEFINED           0
KROGER COMPANY                    COM   501044101    762     28,840SH         DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102    769     31,665SH         DEFINED           0
MERCK & COMPANY INC               COM   589331107    277      9,120SH         DEFINED           0
MICROSOFT CORP                    COM   594918104    565     29,050SH         DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406    881     22,543SH         DEFINED           0
PFIZER INC                        COM   717081103    864     48,775SH         DEFINED           0
SAFEWAY INC                       COM   786514208    210      8,820SH         DEFINED           0
SARA LEE CORP                     COM   803111103    229     23,424SH         DEFINED           0
SPDR TRUST UNIT SER 1             COM   78462F103    496      5,495SH         DEFINED           0
SYSCO CORP                        COM   871829107    517     22,555SH         DEFINED           0
TIME WARNER INC                   COM   887317105    519     51,610SH         DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102    335     12,600SH         DEFINED           0
VANGUARD CONSUMER STAPLE ETF      COM   92204A207    403      6,970SH         DEFINED           0
VANGUARD FINANCIALS ETF           COM   92204A405    237      9,155SH         DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104    852     25,143SH         DEFINED           0
WELLPOINT INC                     COM   94973V107    535     12,710SH         DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101    697     23,631SH         DEFINED           0
WYETH CORP                        COM   983024100    781     20,826SH         DEFINED           0



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